Other Liabilities - Workforce Reduction and Environmental Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities
Total amounts accrued for workforce reductions	$ 3,151	$ 950
Charge for structural actions	2,036
Total amounts accrued for non-ARO environmental liabilities	266	270
Total amounts accrued for ARO liabilities	$ 154	$ 150